August 24, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Dodge & Cox Funds:

File Nos. 2-11522 and 811-173

Dodge & Cox Stock Fund (S000011202; C000030875)

Dodge & Cox Global Stock Fund (S000022057; C000063339)

Dodge & Cox International Stock Fund (S000011203; C000030876)

Dodge & Cox Balanced Fund (S000011204; C000030877)

Dodge & Cox Income Fund (S000011205; C000030878)

Ladies and Gentlemen:

Attached for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to Dodge & Cox Funds (the “Registrant”), consisting of five series (Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, and Dodge & Cox Income Fund series). The interactive data relates to a revised prospectus filed with the Securities and Exchange Commission on behalf of the Registrant pursuant to Rule 497(e) on August 8, 2012 (SEC Accession No. 0001193125-12-341374).

No fees are required in connection with this filing. Please contact me at (415) 981-1710 if you have any questions regarding this filing.

Sincerely,

/s/ Roberta R.W. Kameda
Roberta R.W. Kameda
Assistant Secretary

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